Equity Incentive Plan	6 Months Ended
Jun. 30, 2024
Equity Incentive Plan [Abstract]
Equity Incentive Plan
15.	Equity Incentive Plan:

Details of the Company’s Equity Incentive Plans are discussed in Note 16 of the consolidated financial statements for the year ended December 31, 2023, included in the Company’s 2023 Annual Report on Form 20-F filed with the SEC on April 3, 2024 and are supplemented by the below new activities into the six-month period.
On March 27, 2024, the Company’s Equity Incentive Plan was amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 550,000 shares. On the same date, the Compensation Committee granted an aggregate of 502,500 restricted shares of common stock pursuant to the Plan. Of the total 502,500 shares issued on March 27, 2024, 285,000 shares were granted to the non-executive members of the board of directors and to the executive officers and 217,500 shares were granted to certain of the Company’s non-executive employees and to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $8.42. 107,250 shares vested on the date of the issuance, March 27, 2024, 142,750 shares will vest on September 27, 2024, taking into consideration 500 forfeited shares, 108,000 shares will vest on March 27, 2025 and 144,000 shares will vest on September 26, 2025.
During the six-month period ended June 30, 2024, 333 shares were forfeited from the March 2023 Equity Incentive Plan.

The related expense for shares granted to the Company’s Board of Directors and certain of its employees for the six-month periods ended June 30, 2024 and 2023, amounted to $2,938 and $5,929, respectively, and is included under general and administration expenses. The related expense for shares granted to non-employees for the six-month periods ended June 30, 2024 and 2023, amounted to $79 and $198, respectively, and is included under voyage expenses.

The unrecognized cost for the non-vested shares granted to the Company’s Board of Directors and certain of its employees as of June 30, 2024 and December 31, 2023 amounted to $2,783 and $1,572, respectively. On June 30, 2024, the weighted-average period over which the total compensation cost related to non-vested awards granted to the Company’s Board of Directors and its other employees not yet recognized is expected to be recognized is 1.24 years.